Leases - Summary of the maturity of the lease liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 612,690	₩ 594,161
Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	573,498	556,124
Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	26,496	24,131
Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	12,696	13,906
Less than 1 month
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	27,851	26,484
Less than 1 month | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	22,890	22,560
Less than 1 month | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	4,496	3,404
Less than 1 month | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	465	520
1~3 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	36,535	39,392
1~3 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	33,950	36,746
1~3 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,935	1,840
1~3 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	650	806
3~6 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	50,192	53,439
3~6 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	46,532	49,746
3~6 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,536	2,490
3~6 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,124	1,203
6 months ~ 1 year
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	89,390	96,853
6 months ~ 1 year | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	82,467	90,057
6 months ~ 1 year | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	4,718	4,765
6 months ~ 1 year | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,205	2,031
1~5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	286,823	308,909
1~5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	266,299	287,932
1~5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	12,298	11,632
1~5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	8,226	9,345
More than 5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	121,899	69,084
More than 5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	121,360	69,083
More than 5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	513	0
More than 5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 26	₩ 1